UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment |_|; Amendment Number: _____

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz,               Dallas, Texas,              February 05, 2010
--------------------               --------------              -----------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                               -----------

Form 13F Information Table Entry Total:                 27
                                               -----------

Form 13F Information Table Value Total:        $   170,630
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
   --------                    --------      --------   --------        --------         --------    --------        --------
                                                                                                                VOTING  AUTHORITY
                               TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT    OTHER
  NAME OF ISSUER                CLASS          CUSIP    (X$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
  --------------                -----          -----    --------   -------    --- ----   ----------   --------  ----   ------   ----
A H BELO CORP                  COM CL A      001282102    1,111      192,917  SH         OTHER        1         0       192,917  0
ACXIOM CORP                    COM           005125109    7,776      579,081  SH         OTHER        1         0       579,081  0
AMERICAN SAFETY INS HLDGS LT   ORD           G02995101    7,172      496,309  SH         OTHER        1         0       496,309  0
ARGO GROUP INTL HLDGS LTD      COM           G0464B107    5,521      189,479  SH         OTHER        1         0       189,479  0
BELO CORP                      COM SER A     080555105    4,466      820,985  SH         OTHER        1         0       820,985  0
CONSECO INC                    COM NEW       208464883       59       11,800  SH         OTHER        1         0        11,800  0
CENVEO                         COM           15670S105    6,196      708,118  SH         OTHER        1         0       708,118  0
CVS                            COM           126650100    6,925      215,000  SH         OTHER        1         0       215,000  0
DR PEPPER SNAPPLE GROUP INC    COM           26138E109    1,565       55,300  SH         OTHER        1         0        55,300  0
FLAGSTONE REINSURANCE HLDGS    SHS           G3529T105      805       73,628  SH         OTHER        1         0        73,628  0
GAMESTOP CORP                  COM           36467W109    4,937      225,000  SH         OTHER        1         0       225,000  0
GILAT SATELLITE NETWORKS LTD   SHS NEW       M51474118    1,805      391,495  SH         OTHER        1         0       391,495  0
HALLMARK FINL SVCS INC EC      COM NEW       40624Q203   68,494    8,604,713  SH         OTHER        1         0     8,604,713  0
KROGER                         COM           501044101    2,223      108,300  SH         OTHER        1         0       108,300  0
LIBERTY MEDIA CORP NEW         INT COM SER A 53071M104    6,367      587,402  SH         OTHER        1         0       587,402  0
M & F WORLDWIDE CORP           COM           552541104   13,036      330,032  SH         OTHER        1         0       330,032  0
MEDQUIST INC                   COM           584949101    8,953    1,338,324  SH         OTHER        1         0     1,338,324  0
MICROSOFT CORP                 COM           594918104      610       20,000  SH         OTHER        1         0        20,000  0
NUTRI SYS INC NEW              COM           67069D108    2,346       75,277  SH         OTHER        1         0        75,277  0
PIZZA INN INC NEW              COM           725848105    4,443    2,773,832  SH         OTHER        1         0     2,773,832  0
PLAYBOY ENTERPRISES INC        CL B          728117300      632      197,500  SH         OTHER        1         0       197,500  0
S L INDS INC                   COM           784413106    1,710      204,072  SH         OTHER        1         0       204,072  0
SUN MICROSYSTEMS INC           COM NEW       866810203      937      100,000  SH         OTHER        1         0       100,000  0
TOWER GROUP                    COM           891777104    6,452      275,610  SH         OTHER        1         0       275,610  0
UNUM GROUP                     COM           91529Y106    2,443      125,162  SH         OTHER        1         0       125,162  0
VALHI INC NEW                  COM           918905100      260       18,593  SH         OTHER        1         0        18,593  0
VIACOM INC NEW                 CL B          92553P201    3,385      113,849  SH         OTHER        1         0       113,849  0